Segment disclosures (Disclosure of geographical areas profit and losses ) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Operating loss for the year	$ (9,325,226)	$ (3,145,139)
Loss	(9,325,226)	(3,145,139)
Canada [Member]
Disclosure of operating segments [line items]
Operating loss for the year	(9,273,058)	(3,043,530)
Loss	(9,273,058)	(3,043,530)
USA [Member]
Disclosure of operating segments [line items]
Operating loss for the year	(52,168)	(101,609)
Loss	$ (52,168)	$ (101,609)